UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Arbor Private Label, LLC1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of filing): February 12, 2026

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001806860
Paul Elenio, (516) 506-4200
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

No activity to report.

1 Arbor Private Label, LLC, as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entities: Arbor Multifamily Mortgage Securities Trust 2020-MF1, Arbor Multifamily Mortgage Securities Trust 2021-MF2, Arbor Multifamily Mortgage Securities Trust 2021-MF3 and Arbor Multifamily Mortgage Securities Trust 2022-MF4.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR PRIVATE LABEL, LLC

By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer

Date: February 12, 2026